Related party transactions (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Income (expense)	$ 3,382	$ 757	$ 4,222	$ 1,215
Transactions With Joint Ventures Associates Government Entities And Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	3,382	757	4,222	1,215
Revenues Mainly Sales Revenues [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	1,095	844	2,106	1,661
Income Expenses [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	2,298	(38)	2,172	(358)
Foreign Exchange And Inflation Indexation Charges Net [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	(31)	(18)	(50)	(33)
Net Finance Income Expense [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	20	(31)	(6)	(55)
Petros [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	(5)	(5)	(10)	(9)
Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	15	29	31	59
Banks Controlled By The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	8	(46)	(21)	(91)
Fuel Trading Subsidy Program [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	2,312		2,453
Brazilian Federal Government Dividends [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	(35)	(33)	(59)	(58)
Empresa Brasileira De Administrao De Petrleo Gs Natural Pr Sal Petrleo [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	(116)	24	(134)	(230)
Other Government Entities [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	(45)	(60)	(161)	(127)
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	11	10	21	21
Joint Venture And Associates Sub Total [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	1,248	848	2,123	1,671
Petrobras Distribuidora [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	1,237	838	2,102	1,650
Government Entities Sub Total [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	$ 2,139	$ (86)	$ 2,109	$ (447)